Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000124428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OTCKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.65%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006505 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	OTCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$37	0.77%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006516 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	OTCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	1.02%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006515 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R2
Trading Symbol	MCPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.27%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.27%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006513 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R1
Trading Symbol	OTCGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.77%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	OTCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$37	0.77%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006510 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OTCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.77%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006509 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	OTCBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.77%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006504 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OTCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	1.02%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
Net Assets	$ 13,792,052,448
Holdings Count | Holding	103
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%

C000006517 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Fund
Class Name	MFS® U.S. GovernmentMoney Market Fund
Trading Symbol	MCMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS U.S. Government Money Market Fund	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 330,521,964
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	330,521,964
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	65.1%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	34.9%
Composition including fixed income credit quality
A-1+	62.2%
A-1	37.8%
Maturity breakdown
0 - 7 days	36.9%
8 - 29 days	13.5%
30 - 59 days	27.4%
60 - 89 days	16.0%
90 - 365 days	6.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000124429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R6
Trading Symbol	GLNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R4
Trading Symbol	GLNMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R3
Trading Symbol	GLNLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R2
Trading Symbol	GLNKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R1
Trading Symbol	GLNJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class I
Trading Symbol	GLNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107819 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class C
Trading Symbol	GLNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107818 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class B
Trading Symbol	GLNBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000107817 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class A
Trading Symbol	GLNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 70,953,744
Holdings Count | Holding	108
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%

C000159993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	BRKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$71	1.25%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000159994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	BRKBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$113	2.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.00%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000159995 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	BRKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$113	2.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.00%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

Issuer country weightings

China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000159996 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	BRKIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$57	1.00%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

Issuer country weightings

China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000159997 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	BRKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$71	1.25%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000159998 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	BRKSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$85	1.50%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.50%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000159999 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	BRKTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$71	1.25%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000160000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	BRKUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$57	1.00%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000160001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	BRKVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$52	0.92%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.92%
Net Assets	$ 149,006,555
Holdings Count | Holding	139
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

C000160019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R6
Trading Symbol	BRXVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.41%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.41%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R4
Trading Symbol	BRXUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R3
Trading Symbol	BRXTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R2
Trading Symbol	BRXSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

Issuer country weightings

Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R1
Trading Symbol	BRXRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.50%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.50%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

Issuer country weightings

Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class I
Trading Symbol	BRXIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class C
Trading Symbol	BRXCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.49%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.49%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class B
Trading Symbol	BRXBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.50%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.50%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

Issuer country weightings

Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

C000160011 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class A
Trading Symbol	BRXAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$41	0.74%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%
Net Assets	$ 3,623,078,550
Holdings Count | Holding	157
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%